Interest and Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finance Costs
Interest expense (Note 5)	$ 25,926	$ 13,338	$ 8,248
Amortization of deferred financing fees	1,545	785	1,050
Commitment fees (Note 5)	15	360	327
Other	488	41	107
Total	$ 27,974	$ 14,524	$ 9,732